OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Rental and other deposits	¥ 23,866	¥ 30,136
Assets held for sale	18,531	18,531
Others	254	484
Total other current assets	42,651	¥ 49,151
Property
Other current assets
Assets held for sale	9,075
IT equipment
Other current assets
Assets held for sale	¥ 9,456